Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Profit for the year	$ 63,593	$ 86,053	$ 11,138
Basic earnings per share	$ 1.60	$ 2.17	$ 0.28
Diluted earnings per share	$ 1.60	$ 2.17	$ 0.28
Weighted average of common shares outstanding - applicable to basic EPS	39,656	39,575	39,543
Effect of diluted securities:
Stock options and restricted stock units plan	0	0	0
Adjusted weighted average of common shares outstanding applicable to diluted EPS	39,656	39,575	39,543